Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 store	Dec. 31, 2011
Operating Leased Assets [Line Items]
Number of Stores	15
Description of Lessee Leasing Arrangements, Operating Leases	The leases' contractual expiration range is between the years 2013 and 2017.
Operating Leases, Rent Expense	$ 1.2	$ 1.0
Supply Commitment, Remaining Minimum Amount Committed	87.2	79.4
Other Commitment, Due in Next Twelve Months	40.1	37.4
Letters of Credit Outstanding, Amount	$ 1.6	$ 1.8
Branches Leases [Member]
Operating Leased Assets [Line Items]
Number of Stores	7
Branches Owned [Member]
Operating Leased Assets [Line Items]
Number of Stores	8